Long-term debt - Schedule of long term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-term Debt, Excluding Current Maturities [Abstract]
Equipment financing	$ 803,593	$ 692,619
Unamortized deferred financing costs	(2,596)	(3,514)
Less: current portion of long-term debt	(84,194)	(81,306)
Long-term portion of debt	719,399	611,313
Long-term Debt, Fiscal Year Maturity [Abstract]
2025	84,200
2026	117,300
2027	456,200
2028	101,900
2029 and thereafter	46,600
Credit Facility
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	395,844	317,488
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	129,106	129,750
Equipment financing
Long-term Debt, Excluding Current Maturities [Abstract]
Equipment financing	253,639	220,466
Mortgage
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 27,600	$ 28,429